Pixelpin Acquisition and Patent Approvals - Additional Information (Details) - PixelPin $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) patent	Dec. 31, 2021 USD ($) patent
Asset Acquisition [Line Items]
Growth in intellectual property portfolio | $	$ 94	$ 161
Number of new patent issuances	8	3
Number of new patent filings	11	11